Basis of Presentation (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues	$ 136,415	$ 190,770	$ 275,429	$ 369,669
Pooling Arrangements [Member]
Revenues	$ 1,982		$ 2,207